26. Intangible assets (Tables)	12 Months Ended
Dec. 31, 2020
Intangible assets and goodwill [abstract]
Schedule of class of assets
26.1.	By class of assets
	Rights and Concessions	Software	Goodwill	Total
Balance at January 1, 2019	2,330	272	203	2,805
Addition	1,339	74	-	1,413
Concession for exploration of oil and natural gas - Oil Surplus on the Transfer of Rights Agreement	15,341	-	-	15,341
Capitalized borrowing costs	-	4	-	4
Write-offs	(11)	(6)	-	(17)
Transfers	(83)	(47)	(137)	(267)
Amortization	(10)	(60)	-	(70)
Impairment recognition	(1)	-	-	(1)
Cumulative translation adjustment	263	5	(3)	265
Balance at December 31, 2019	19,168	242	63	19,473
Cost	19,290	1,469	63	20,822
Accumulated amortization	(122)	(1,227)	-	(1,349)
Balance at December 31, 2019	19,168	242	63	19,473
Addition	31	88	-	119
Capitalized borrowing costs	-	1	-	1
Write-offs	(173)	(3)	-	(176)
Transfers	(2)	(1)	(26)	(29)
Amortization	(8)	(58)	-	(66)
Impairment recognition	-	(6)	(6)	(12)
Cumulative translation adjustment	(4,302)	(53)	(7)	(4,362)
Balance at December 31, 2020	14,714	210	24	14,948
Cost	14,803	1,245	24	16,072
Accumulated amortization	(89)	(1,035)	-	(1,124)
Balance at December 31, 2020	14,714	210	24	14,948
Estimated useful life in years	(*)	5	Indefinite

(*) Mainly composed of assets with indefinite useful lives, which are reviewed annually to determine whether events and circumstances continue to support an indefinite useful life assessment.